Other Receivables	12 Months Ended
Mar. 31, 2012
Other Receivables [Abstract]
OTHER RECEIVABLES
15.	OTHER RECEIVABLES

OTHER RECEIVABLES
Other receivables consist of the following:

	As of March 31,
	2011		2012		2012
	(Millions of Rupees)				(Millions of US $) Unaudited

Loans to employees		304		269	5
Accrued interest		1183		1,193	23
Income Tax Receivables		4,061		2,567	50
Others		5,289		5,573	110
Less: Other assets, non-current	Rs.	10,837	Rs.	9,602	189

	As of March 31,
		2011		2012	2012
	(Millions of Rupees)				(Millions of US $) Unaudited

OTHER ASSETS, NON - CURRENT

i) Housing loan to employees		845		788	15
ii) Vehicles loan to employees		33		27	1
iii) Others loans to employees		14		8	0
Cenvat		183		105	2
Income accrued from other Deposits, Loans & Advances		962		931	18
Advance tax (refer note No. 18)		454		(291)	(6)
	Rs.	2,491	Rs.	1,568	$36

Income Tax receivable include appeal effect of Rs.1,015.43 million pertaining to assessment year 2000-01 which is pending for settlement by the Income Tax Department. This include Tax amount of Rs.603.03 million and interest accrued thereon amounting to Rs.412.4 million (including Rs.101.86 million for the year). Efforts are being made to recover the same at the earliest.